Summary of Significant Accounting Policies (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income allocated to common shareholders, basic and diluted	$ 935	$ 1,501
Basic
Weighted-average common shares outstanding	8,345,422	8,324,195
Diluted
Weighted-average common shares outstanding (diluted)	8,345,422	8,324,195